CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS(Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Cash flows from operating activities:
Net income (loss)	$ 5,740	$ (3,842)	$ 299	$ (25,869)	$ (2,296)
Depreciation	0	0	5	1	0
Stock-based compensation	347	421	993	548	283
Warrant repricing charges	0	0	0	0	38
Change in fair value of warrants	(7,012)	1,922	(3,887)	21,347	0
Noncash consulting and license fee			0	13	25
Gain on marketable investments	0	0	0	0	(49)
Gain on sale of investments available for sale	0	0	0	0	(133)
Noncash interest and warrant costs	0	534	0	825	433
Change in assets and liabilities:
Accounts receivable	(803)	(785)	(1,677)	0	0
Prepaid expenses and other assets	(17)	(39)	(22)	94	(7)
Accounts payable and accrued expenses	1,232	(136)	1,187	595	(217)
Net cash used in operating activities	(513)	(1,925)	(3,102)	(2,446)	(1,923)
Cash flows from investing activities:
Purchase of equipment	0	0	0	(7)	0
Sale of investments and marketable securities	0	0	0	0	751
Net cash (used in) provided by investing activities:	0	0	0	(7)	751
Cash flows provided by financing activities:
Proceeds from the issuance of Senior Convertible Notes and Warrants	0	0	0	0	375
Proceeds from short term note payable	0	0	0	0	3
Repayments of short term note payable	0	0	0	0	(368)
Proceeds from issuance of common stock and warrants	400	1,000	1,000	4,300	1,500
Costs related to the issuance of common stock and warrants	(15)	(13)	(11)	(211)	(91)
Proceeds from exercise of warrants	0	269	276	73	0
Net cash provided by financing activities	385	1,256	1,265	4,162	1,419
Net increase (decrease) in cash and cash equivalents	(128)	(669)	(1,839)	1,709	247
Cash and cash equivalents at beginning of period	518	2,355	2,355	646	399
Cash and cash equivalents at end of period	390	1,686	518	2,355	646
Supplemental disclosure of cash flow information:
Non-cash payments of interest	0	0	21	12	63
Supplemental disclosure of non-cash financing activities:
Common stock issued for short-term receivable	130	0	0	0	0
Issuance of warrants to a consultant	0	0	0	13	25
Preferred stock and warrants issued for payment of note payable	0	0	453	0	0
Preferred stock and warrants issued for payment of interest on note payable	0	0	210	0	0
Common stock issued for payment of accounts payable	0	0	0	413	0
Common stock issued upon conversion of Senior Convertible Notes	0	0	0	1,000	0
Common stock issued for payment of interest on Senior Convertible Notes	$ 0	$ 0	$ 0	$ 13	$ 0